Schedule of Debt (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CAD	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CAD
Promissory Notes Payable Schedule Of Debt 1			8.00%	8.00%
Promissory Notes Payable Schedule Of Debt 2			$ 0
Promissory Notes Payable Schedule Of Debt 3			49,000
Promissory Notes Payable Schedule Of Debt 4			8.00%	8.00%
Promissory Notes Payable Schedule Of Debt 5			0
Promissory Notes Payable Schedule Of Debt 6			250,000
Promissory Notes Payable Schedule Of Debt 7			12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 8			100,000
Promissory Notes Payable Schedule Of Debt 9			0
Promissory Notes Payable Schedule Of Debt 10			84,060
Promissory Notes Payable Schedule Of Debt 11				86,677
Promissory Notes Payable Schedule Of Debt 12			12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 13			84,060
Promissory Notes Payable Schedule Of Debt 14			0
Promissory Notes Payable Schedule Of Debt 15			26,803
Promissory Notes Payable Schedule Of Debt 16				27,639
Promissory Notes Payable Schedule Of Debt 17			12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 18			26,803
Promissory Notes Payable Schedule Of Debt 19			0
Promissory Notes Payable Schedule Of Debt 20			210,863
Promissory Notes Payable Schedule Of Debt 21			299,000
Promissory Notes Payable Schedule Of Debt 22			(210,863)
Promissory Notes Payable Schedule Of Debt 23			(299,000)
Promissory Notes Payable Schedule Of Debt 24			0
Promissory Notes Payable Schedule Of Debt 25			0
Promissory Notes Payable Schedule Of Debt 1	90,390
Promissory Notes Payable Schedule Of Debt 2		100,000
Promissory Notes Payable Schedule Of Debt 3	12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 4	90,390
Promissory Notes Payable Schedule Of Debt 5	100,000
Promissory Notes Payable Schedule Of Debt 6	78,348
Promissory Notes Payable Schedule Of Debt 7		86,677
Promissory Notes Payable Schedule Of Debt 8	12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 9	78,348
Promissory Notes Payable Schedule Of Debt 10	84,060
Promissory Notes Payable Schedule Of Debt 11	24,982
Promissory Notes Payable Schedule Of Debt 12		27,639
Promissory Notes Payable Schedule Of Debt 13	12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 14	24,982
Promissory Notes Payable Schedule Of Debt 15	26,803
Promissory Notes Payable Schedule Of Debt 16	193,720
Promissory Notes Payable Schedule Of Debt 17	210,863
Promissory Notes Payable Schedule Of Debt 18	(193,720)
Promissory Notes Payable Schedule Of Debt 19	(210,863)
Promissory Notes Payable Schedule Of Debt 20	0
Promissory Notes Payable Schedule Of Debt 21	$ 0